Parent Company Only Condensed Financial Information - Schedule of Related Party Balances (Details) - Related Party [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borqs HK [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ 123,949	$ 23,505
Borqs Beijing [Member]
Amount due from (to) related parties
Amount due from (to) related parties	(246)	(158)
Borqs USA [Member]
Amount due from (to) related parties
Amount due from (to) related parties	2,340	808
Borqs International [Member]
Amount due from (to) related parties
Amount due from (to) related parties		18,636
Borqs Capital [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ 2,226